UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

Capital Guardian Funds Trust
(Exact name of registrant as specified in charter)

888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Address of principal executive offices) (Zip code)

Robert P. Morse, Chief Executive Officer
Capital Guardian Funds Trust
888 Seventh Avenue, 24th Floor
New York, NY  10106-0001
 (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Capital Guardian Core Balanced Fund
Schedule of Investments
January 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.5%
Biotechnology - 10.8%
Celgene Corp. (a)	50	$7,597
Gilead Sciences, Inc. (a)	50	4,032
		11,629
Building & Construction - 11.1%
D.R. Horton, Inc.	200	4,696
MasTec, Inc. (a)	200	7,188
		11,884
Chemicals - 6.3%
Dow Chemical Co.	150	6,826

Drugs - 5.3%
Allergan,Inc.	50	5,730

Energy - 4.6%
EOG Resources, Inc.	30	4,957

Energy Equipment & Services - 6.1%
Schlumberger Ltd. (b)	75	6,568

Health Care Services - 6.7%
UnitedHealth Group, Inc.	100	7,228

Media - 6.5%
DIRECTV (a)	100	6,943

Semiconductors - 10.3%
Intel Corp.	200	4,908
KLA-Tencor Corp.	100	6,147
		11,055
Services - 6.7%
Amazon.com, Inc. (a)	20	7,174

Technology - 13.2%
Advanced Energy Industries, Inc. (a)	200	5,460
Hewlett-Packard Co.	300	8,700
		14,160
Telecommunications - 6.9%
QUALCOMM, Inc.	100	7,422
TOTAL COMMON STOCKS (Cost $103,565)		$101,576

PREFERRED STOCK - 4.5%
Insurance - 4.5%
PartnerRe Ltd.	200	4,890
TOTAL PREFERRED STOCK (Cost $4,912)		$4,890

SHORT TERM INVESTMENT - 1.3%
Money Market Fund - 1.3%
First American Prime Obligations Fund, Class Z, 0.016% (c)	1,411	1,411
TOTAL SHORT TERM INVESTMENT (Cost $1,411)		$1,411

Total Investments (Cost $109,888) - 100.3%		$107,877
Liabilities in Excess of Other Assets - (0.3)%		(366)
TOTAL NET ASSETS - 100.0%		$107,511

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of January 31, 2014.

On January 31, 2014, the cost of investments for federal income tax purposes was approximately $109,888. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation			$1,498
Unrealized depreciation			(3,509)
Net unrealized appreciation			$(2,011)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of January 31, 2014, the Fund's investments were classified as follows:
				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$101,576	$-	$-	$101,576
Preferred Stock	4,890	-	-	4,890
Short Term Investment	1,411	-	-	1,411
Total Investments	$107,877	$-	$-	$107,877

Please see above for further industry breakout. The Fund did not hold any Level 3 assets during the period. Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2014, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Capital Guardian Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                                           Robert P. Morse, Chief Executive Officer

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                             Robert P. Morse, Chief Executive Officer

Date  March 27, 2014

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date March 27, 2014

* Print the name and title of each signing officer under his or her signature.